Goodwill and Intangible Assets (Annual Amortization Expense of Intangible Assets) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
2019	$ 67
2020	56
2021	44
2022	34
2023	23
Virginia Electric and Power Company
Finite-Lived Intangible Assets [Line Items]
2019	29
2020	23
2021	16
2022	12
2023	6
Dominion Energy Gas Holdings, LLC
Finite-Lived Intangible Assets [Line Items]
2019	10
2020	9
2021	9
2022	7
2023	$ 6